Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Non-interest-bearing cash	$ 206,507	$ 0
Investments, at fair value:
Total investments, at fair value	169,287,108	148,008,681
Receivables:
Notes receivable from participants	2,693,596	2,316,245
Total receivables	2,693,596	2,316,245
Liabilities:
Excess contribution payable	356,230	231,975
Net assets available for benefits	171,830,981	150,092,951
Money market fund
Investments, at fair value:
Total investments, at fair value	5,927,152	5,669,602
Mutual funds
Investments, at fair value:
Total investments, at fair value	132,991,204	110,634,855
Home BancShares, Inc. common stock
Investments, at fair value:
Total investments, at fair value	$ 30,368,752	$ 31,704,224